LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT
This note provides information about the contractual terms of Pembina's interest-bearing long-term debt, which are measured at amortized cost.
Carrying Value, Terms and Conditions, and Debt Maturity Schedule

				Carrying Value
($ millions)	Authorized at December 31, 2021	Nominal Interest Rate	Year of Maturity	December 31, 2021	December 31, 2020
Loans and borrowings
Senior unsecured credit facilities(1)(3)(4)	3,336	1.20(2)	Various(1)	907	1,530
Senior unsecured medium-term notes series 1	—	4.89	2021	—	250
Senior unsecured medium-term notes series 2	450	3.77	2022	450	449
Senior unsecured medium-term notes series 3	450	4.75	2043	447	447
Senior unsecured medium-term notes series 4	600	4.81	2044	597	597
Senior unsecured medium-term notes series 5	450	3.54	2025	449	449
Senior unsecured medium-term notes series 6	500	4.24	2027	499	498
Senior unsecured medium-term notes series 7	600	3.71	2026	602	603
Senior unsecured medium-term notes series 8	650	2.99	2024	648	647
Senior unsecured medium-term notes series 9	550	4.74	2047	542	542
Senior unsecured medium-term notes series 10	650	4.02	2028	660	661
Senior unsecured medium-term notes series 11	800	4.75	2048	841	842
Senior unsecured medium-term notes series 12	650	3.62	2029	654	654
Senior unsecured medium-term notes series 13	700	4.54	2049	712	713
Senior unsecured medium-term notes series 14	600	2.56	2023	599	599
Senior unsecured medium-term notes series 15	600	3.31	2030	597	597
Senior unsecured medium-term notes series 16	400	4.67	2050	397	397
Senior unsecured medium-term notes series 17	500	3.53	2031	497	—
Senior unsecured medium-term notes series 18	500	4.49	2051	497	—
Senior unsecured medium-term notes series 3A	50	5.05	2022	50	51
Senior unsecured medium-term notes series 5A	—	3.43	2021	—	350
Total loans and borrowings				10,645	10,876
Less current portion loans and borrowings				(1,000)	(600)
Total non-current loans and borrowings				9,645	10,276
Subordinated hybrid notes
Subordinated notes, series 1	600	4.80	2081	594	—
(1)    Pembina's unsecured credit facilities include a $2.5 billion revolving facility that matures in June 2026, a $500 million non-revolving term loan that matures in August 2022, a U.S. $250 million non-revolving term loan that matures in May 2025 and a $20 million operating facility that matures in May 2022, which is typically renewed on an annual basis.
(2)    The nominal interest rate is the weighted average of all drawn credit facilities based on Pembina's credit rating at December 31, 2021. Borrowings under the credit facilities bear interest at prime, Bankers' Acceptance, or LIBOR rates, plus applicable margins.
(3)    Includes U.S. $250 million variable rate debt outstanding at December 31, 2021 (December 31, 2020: U.S. $250 million).
(4)    The U.S. dollar denominated non-revolving term loan is designated as a hedge of the Company’s net investment in selected foreign operations with a U.S. dollar functional currency. Refer to Note 25 for foreign exchange risk management.
On January 25, 2021, Pembina closed a $600 million offering of Fixed-to-Fixed Rate Subordinated Hybrid Notes (the "Series 1 Subordinated Notes"). The Series 1 Subordinated Notes have a fixed 4.80 percent interest rate, payable semi-annually, which resets on January 25, 2031, and on every fifth anniversary thereafter, based on the five-year Government of Canada yield plus: (i) 4.17 percent for the period from, and including, January 25, 2031 to, but excluding January 25, 2051; and (ii) 4.92 percent for the period from, and including, January 25, 2051 to, but excluding January 25, 2081. The Series 1 Subordinated Notes are subject to optional redemption by Pembina from October 25, 2030 to January 25, 2031 and on any interest payment date or any interest reset date, as applicable. Pembina may also redeem the Series 1 Subordinated Notes in certain other limited circumstances. Following the occurrence of certain bankruptcy or insolvency events in respect of Pembina, subject to certain exceptions, the Series 2021-A Class A Preferred Shares (as defined below) will be delivered to the holders of the Series 1 Subordinated Notes to satisfy Pembina's obligations under the indenture governing the Series 1 Subordinated Notes. Upon delivery of the Series 2021-A Class A Preferred Shares, the Series 1 Subordinated Notes will be immediately and automatically surrendered and cancelled and all rights of any holders of the Series 1 Subordinated Notes will automatically cease. The fair value of the automatic delivery feature was assessed as nominal at inception.
On March 25, 2021, Pembina cancelled its $800 million revolving credit facility. No balance was outstanding on the cancellation date.
On April 30, 2021, Pembina completed an extension on its $2.5 billion revolving credit facility, which now matures on June 1, 2026.
On December 10, 2021, Pembina closed an offering of $1.0 billion of senior unsecured medium-term notes. The offering was conducted in two tranches, consisting of the issuance of $500 million in senior unsecured medium-term notes, series 17, having a fixed coupon of 3.53 percent per annum, payable semi-annually and maturing on December 10, 2031; and $500 million in senior unsecured medium-term notes, series 18, having a fixed coupon of 4.49 percent per annum, payable semi-annually and maturing on December 10, 2051.
For more information about Pembina's exposure to interest rate, foreign currency and liquidity risk, see Note 25 Financial Instruments.